Northwestern Mutual Series Fund, Inc.

Supplement dated August 29, 2012

to the

Statutory Prospectus Dated May 1, 2012

As Supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2012, as supplemented May 22, 2012, June 29, 2012, July 10, 2012 and August 14, 2012 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Sub-Adviser Changes for Large Cap Blend and Domestic Equity Portfolios

On or about October 1, 2012, Fiduciary Management, Inc. (“FMI”) will replace Capital Guardian Trust Company as the sub-adviser for the Series Fund’s Large Cap Blend Portfolio and Delaware Management Company (“Delaware Management”), a Series of Delaware Management Business Trust”) will replace Capital Guardian Trust Company as the sub-adviser for the Series Fund’s Domestic Equity Portfolio. FMI and Delaware will provide investment sub-advisory services for the Portfolios pursuant to Investment Sub-Advisory Agreements approved by the Series Fund’s Board of Directors on August 9, 2012. In approving the Investment Sub-Advisory Agreements, the Series Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Series Fund and its adviser to hire or terminate sub-advisers at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of the change in sub-advisers, certain sections of the Prospectus shall be amended effective October 1, 2012, as follows:

Large Cap Blend Portfolio

The language currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Large Cap Blend Portfolio shall be amended to read as follows:

“Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large capitalization companies listed or traded on U.S. securities exchanges or U.S. securities associations. The Portfolio defines large capitalization companies as those with a market capitalization in excess of $5 billion, at the time of investment. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts (ADRs) and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio employs a focused investment strategy, typically investing in a core group of 20-30 large capitalization stocks and ADRs.

The Portfolio uses fundamental analysis to look for stocks of good businesses that are selling at value prices. The Portfolio believes good businesses have some or all of the following characteristics: a strong, defendable market or products and services niche; a high degree of relative recurring revenue; modestly priced products or services; attractive return-on-investment economics and above average growth or improving profitability prospects. The Portfolio considers valuation on both an absolute and relative basis utilizing both historical and prospective analysis. In reviewing companies, the Portfolio applies the characteristics identified above on a case-by-case basis.

The Portfolio may sell securities for a variety of reasons such as to secure gains, for diversification purposes, to limit losses, or to redeploy assets into more promising opportunities.”

Additionally, the Active Management Risk and Equity Securities Risk currently set forth under the “PRINCIPAL RISKS” section of the summary for the Large Cap Blend Portfolio shall be amended to read as follows:

“¡ Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

¡ Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.”

The “PRINCIPAL RISKS” section is also revised to include Focus Risk, as follows:

“¡ Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.”

Finally, following text replaces the information set forth under the “PORTFOLIO MANAGEMENT” section of the summary for the Large Cap Blend Portfolio:

“Sub-Adviser: Fiduciary Management, Inc. (FMI)

Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Ted D. Kellner, Executive Chairman, who has been with FMI for 32 years.

Patrick J. English, Chief Executive Officer and Chief Investment Officer, who has been with FMI for 25 years.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI for 17 years.

Andy P. Ramer, Director of Research, who has been with FMI for 9 years.

Jonathan T. Bloom, Research Analyst, who has been with FMI for 2 years.

Matthew J. Goetzinger, Research Analyst, who has been with FMI for 7 years.

Robert M. Helf, Research Analyst, who has been with FMI for 14 years.

Karl T. Poehls Research Analyst, who has been with FMI for 4 years.

Daniel G. Sievers, Research Analyst, who has been with FMI for 3 years.”

Domestic Equity Portfolio

The language currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Domestic Equity Portfolio shall be amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio invests in a core group of 30-40 securities.

The Portfolio primarily invests in securities of large-capitalization companies that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company’s plans for future operation.

The Portfolio may sell securities that the adviser believes will no longer contribute to meeting its investment objective.”

In addition, the Foreign Investing Risk currently set forth under the “PRINCIPAL RISKS” section of the summary for the Domestic Equity Portfolio shall be deleted, and the Active Management Risk shall be amended to read as follows:

“¡ Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.”

The “PRINCIPAL RISKS” section is also revised to include Focus Risk, as follows:

“¡ Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.”

Finally, the following text replaces the information set forth under the “PORTFOLIO MANAGEMENT” section of the summary for the Domestic Equity Portfolio:

“Sub-Adviser: Delaware Management Company, a series of Delaware Management Business Trust

Portfolio Managers: D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager and Team Leader, has been with Delaware Management Company since 2004.

Anthony A. Lombardi, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2004.

Robert A. Vogel, Jr., Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2004.

Nikhil G. Lalvani, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 1997.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2006.”

The Investment Adviser and Sub-Advisers

The following text replaces the information about Capital Guardian Trust Company set forth under the “The Sub-Advisers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin, 53202, serves as sub-adviser for the Large Cap Blend Portfolio of the Fund. FMI has been an investment adviser since 1980.

Delaware Management Company (“Delaware”), a Series of Delaware Management Business Trust, 2005 Market Street, Philadelphia, Pennsylvania, 19103, serves as sub-adviser for the Domestic Equity Portfolio of the Fund. Delaware is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd.”

The following text replaces the information set forth under the “Large Cap Blend Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Ted D. Kellner has been employed by FMI in various capacities since 1980, currently serving as Executive Chairman.

Patrick J. English has been employed by FMI in various capacities since 1986, currently serving as Chief Executive Officer, Chief Investment Officer and Treasurer.

John S. Brandser has been employed by FMI in various capacities since 1995, currently serving as President, Secretary, Chief Operating Officer and Chief Compliance Officer.

Andy P. Ramer has been employed by FMI since 2002 as a Research Analyst and is the Director of Research.

Jonathan T. Bloom has been employed by FMI since 2010 as a Research Analyst; from 2008 through the spring of 2009, Mr. Bloom attended the Columbia University Graduate School of Business in New York and from 2003 through 2007, he was a gallery director and junior partner of Arader Galleries in New York.

Matthew J. Goetzinger has been employed by FMI since July 2004 as a Research Analyst.

Robert M. Helf has been employed by FMI since 1997 as a Research Analyst.

Karl T. Poehls has been employed by FMI since 2008 as a Research Analyst; from August 2006 to May 2008, Mr. Poehls attended Graduate School at University of Wisconsin, Madison, and from March 2004 to August 2006, he was employed as an investment analyst with Smith Barney, Minneapolis, Minnesota.

Daniel G. Sievers has been employed by FMI since 2009 as a Research Analyst; from May 2008 to August 2009, Mr. Sievers was employed as an Investment Analyst with Evergreen Investments, Boston, Massachusetts, and from September 2004 to May 2008 he attended Boston College.”

The following text replaces the information set forth under the “Domestic Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS:”

“D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager and Team Leader for Delaware’s Large-Cap Value team, joined Delaware in 2004.

Anthony A. Lombardi, Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 2004.

Robert A. Vogel, Jr., Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 2004.

Nikhil G. Lalvani, Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 1997 as an account analyst. Mr. Lalvani has served as both a fundamental and quantitative analyst.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 2006 as an associate portfolio manager.”

Northwestern Mutual Series Fund, Inc.

Domestic Equity Portfolio

Supplement Dated August 29, 2012

to the

Summary Prospectus for the Domestic Equity Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Domestic Equity Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Sub-Adviser Change for Domestic Equity Portfolio

On or about October 1, 2012, Delaware Management Company (“Delaware Management”), a series of Delaware Management Business Trust will replace Capital Guardian Trust Company as the sub-adviser for the Series Fund’s Domestic Equity Portfolio. Delaware Management will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Series Fund’s Board of Directors on August 9, 2012. In approving the Investment Sub-Advisory Agreement, the Series Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Series Fund and its adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of the change in sub-adviser, certain sections of the Summary Prospectus shall be amended effective October 1, 2012, as follows:

Principal Investment Strategies

The language currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section shall be amended to read as follows:

“Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio invests in a core group of 30-40 securities.

The Portfolio primarily invests in securities of large-capitalization companies that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company’s plans for future operation.

The Portfolio may sell securities that the adviser believes will no longer contribute to meeting its investment objective.”

Principal Risks

The Foreign Investing Risk currently set forth under the “PRINCIPAL RISKS” section shall be deleted, and the Active Management Risk shall be amended to read as follows:

“¡ Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.”

The “PRINCIPAL RISKS” section is also revised to include Focus Risk, as follows:

“¡ Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.”

Portfolio Management

The following text replaces the information set forth under the “PORTFOLIO MANAGEMENT” section:

“Sub-Adviser: Delaware Management Company, a series of Delaware Management Business Trust

Portfolio Managers: D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager and Team Leader, has been with Delaware Management Company since 2004.

Anthony A. Lombardi, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2004.

Robert A. Vogel, Jr., Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2004.

Nikhil G. Lalvani, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 1997.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2006.”

Northwestern Mutual Series Fund, Inc.

Large Cap Blend Portfolio

Supplement Dated August 29, 2012

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2012

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. (“Series Fund”) dated May 1, 2012 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Sub-Adviser Change for Large Cap Blend Portfolio

On or about October 1, 2012, Fiduciary Management, Inc. (“FMI”) will replace Capital Guardian Trust Company as the sub-adviser for the Series Fund’s Large Cap Blend Portfolio. FMI will provide investment sub-advisory services for the Portfolio pursuant to an Investment Sub-Advisory Agreement approved by the Series Fund’s Board of Directors on August 9, 2012. In approving the Investment Sub-Advisory Agreement, the Series Fund relied on an Exemptive Order issued by the Securities and Exchange Commission that permits the Series Fund and its adviser to hire or terminate a sub-adviser at any time without shareholder approval so long as, among other conditions, shareholders are provided notice of the change.

As a result of the change in sub-adviser, certain sections of the Summary Prospectus shall be amended effective October 1, 2012, as follows:

Principal Investment Strategies

The language currently set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section shall be amended to read as follows:

“Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large capitalization companies listed or traded on U.S. securities exchanges or U.S. securities associations. The Portfolio defines large capitalization companies as those with a market capitalization in excess of $5 billion, at the time of investment. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts (ADRs) and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio employs a focused investment strategy, typically investing in a core group of 20-30 large capitalization stocks and ADRs.

The Portfolio uses fundamental analysis to look for stocks of good businesses that are selling at value prices. The Portfolio believes good businesses have some or all of the following characteristics: a strong, defendable market or products and services niche; a high degree of relative recurring revenue; modestly priced products or services; attractive return-on-investment economics and above average growth or improving profitability prospects. The Portfolio considers valuation on both an absolute and relative basis utilizing both historical and prospective analysis. In reviewing companies, the Portfolio applies the characteristics identified above on a case-by-case basis.

The Portfolio may sell securities for a variety of reasons such as to secure gains, for diversification purposes, to limit losses, or to redeploy assets into more promising opportunities.”

Principal Risks

The Active Management Risk and Equity Securities Risk currently set forth under the “PRINCIPAL RISKS” section shall be amended to read as follows:

“¡ Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

¡ Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.”

The “PRINCIPAL RISKS” section is also revised to include Focus Risk, as follows:

“¡ Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.”

Portfolio Management

The following text replaces the information set forth under the “PORTFOLIO MANAGEMENT” section:

“Sub-Adviser: Fiduciary Management, Inc. (FMI)

Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Ted D. Kellner, Executive Chairman, who has been with FMI for 32 years.

Patrick J. English, Chief Executive Officer and Chief Investment Officer, who has been with FMI for 25 years.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI for 17 years.

Andy P. Ramer, Director of Research, who has been with FMI for 9 years.

Jonathan T. Bloom, Research Analyst, who has been with FMI for 2 years.

Matthew J. Goetzinger, Research Analyst, who has been with FMI for 7 years.

Robert M. Helf, Research Analyst, who has been with FMI for 14 years.

Karl T. Poehls Research Analyst, who has been with FMI for 4 years.

Daniel G. Sievers, Research Analyst, who has been with FMI for 3 years.”